Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Notes payable, net of OID		$ 0	$ 6,188
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	465,000,000	465,000,000	465,000,000
Common stock, shares issued	109,001,270	130,397,550	127,881,300
Common stock, shares outstanding	109,001,270	130,397,550	127,881,300